Pay vs Performance Disclosure - USD ($)	2 Months Ended	5 Months Ended		12 Months Ended
	Feb. 18, 2021	Dec. 31, 2021	Jul. 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table

PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table (SCT) Total for Carr (b-1) (1)(3)	Compensation Actually Paid (CAP) to Carr (c-1) (1)(2)(3)	SCT Total for Ribeill (b-2) (1)(3)	CAP to Ribeill (c-2) (1)(2)(3)	SCT Total for Blome (b-3) (1)(3)	CAP to Blome (c-3) (1)(2)(3)	Average SCT Total for Non-PEO Named Executive Officers (NEOs) (d) (1)(3)	Average Compensation Actually Paid to Non-PEO NEOs (e) (1)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (h) ($ in 000s)	Company- Selected Measure: Cash Balance (i) (5) ($ in 000s)
									Total Shareholder Return (f) (4)	Peer Group Total Shareholder Return (g) (4)
2022	$1,514,006	$(322,674)	$—	$—	$—	$—	$856,101	$157,879	$2.11	$105.56	$(16,891)	$3,526
2021	$2,533,914	$1,741,874	$594,230	$340,947	$670,298	$(1,033,259)	$636,031	$168,800	$30.39	$134.57	$(29,199)	$14,421
2020	$—	$—	$—	$—	$1,455,288	$233,378	$749,213	$409,943	$60.20	$118.36	$(44,836)	$29,987

(1)
James A. Blome served as our principal executive officer (“PEO”) for all of 2020 and from January 1, 2021 through February 18, 2021. Yves Ribeill served as our PEO from February 19, 2021 until July 26, 2021. Michael Carr served as our PEO from July 27, 2021 through December 31, 2021 and for all of 2022. For 2020, our non-PEO
named executive officers (“NEOs”) included William Koschak and Travis Frey. For 2021, our non-PEO
NEOs included William Koschak and Debra Frimerman. For 2022, our non-PEO
NEOs included William Koschak, Travis Frey and Debra Frimerman.

(2)
For each of 2022, 2021 and 2020, the values included in this column for the compensation actually paid to each of Michael Carr, Yves Ribeill and James Blome and the average compensation actually paid to our

Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2), (b-3) and column (d), respectively:

Michael Carr	2022	2021
Summary Compensation Table Total for PEO (column (b-1))	$1,514,006	$2,533,914
- SCT “Stock Awards” column value	$(495,923)	$(1,346,500)
- SCT “Option Awards” column value	$(474,522)	$(503,306)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$93,977	$1,057,766
- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(841,789)	$—
- vesting date fair value of equity awards granted and vested in the covered year	$—	$—
- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(118,423)	$—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—
Compensation Actually Paid to Michael Carr (column (c-1))	$(322,674)	$1,741,874

Yves Ribeill	2021
Summary Compensation Table Total for PEO (column (b-2))	$594,230
- SCT “Stock Awards” column value	$(515,077)
- SCT “Option Awards” column value	$(29,153)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$200,668
- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(28,762)
+ vesting date fair value of equity awards granted and vested in the covered year	$122,231
- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(3,190)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—
Compensation Actually Paid to Yves Ribeill (column (c-2))	$340,947

James A. Blome	2021	2020
Summary Compensation Table Total for PEO (column (b-3))	$670,298	$1,455,288
- SCT “Stock Awards” column value	$—	$—
- SCT “Option Awards” column value	$—	$(543,609)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$—	$463,750
- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$—	$(987,708)
+ vesting date fair value of equity awards granted and vested in the covered year	$—	$—
- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$—	$(154,343)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(1,703,557)	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—
Compensation Actually Paid to James Blome (column (c-3))	$(1,033,259)	$233,378

AVERAGE FOR NON-PEO NEOS	2022	2021	2020
Average SCT Total for Non-PEO NEOs	$856,101	$636,031	$749,213
- SCT “Stock Awards” column value	$(278,855)	$(148,925)	$—
- SCT “Option Awards” column value	$(242,053)	$(147,417)	$(295,102)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$50,806	$66,965	$251,750
- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(110,790)	$(263,461)	$(275,923)
+ vesting date fair value of equity awards granted and vested in the covered year	$—	$—	$—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(59,088)	$25,607	$(19,995)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(58,242)	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$157,879	$168,800	$409,943

(3)
This column reflects the fair value and changes in fair value of RSUs as described in the tables in this proxy statement, based on the stock price on the date of grant or other measurement date as calculated in accordance with FASB ASC Topic 718. This column also reflects the fair value and changes in fair value of PSUs as described in the tables in this proxy statement. The PSUs have been valued based on the probable outcome of the performance conditions as of the last day of the fiscal year. For PSUs granted to Michael Carr in 2021 and James Blome, William Koschak, and Debra Frimerman in 2019, the changes in fair market value subsequent to grant date have estimated using the grant date fair value and adjusting that amount for changes in the stock price from that date to the measurement date for this table. The amounts do not correspond to the actual value that will be realized by the NEOs.

(4)
For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019, assuming dividend reinvestment. For purposes of this pay versus performance disclosure, our peer group is the Russell 2000 Index (the “Peer Group”).
Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(5)	Cash Balance is defined as cash, cash equivalents, restricted cash, and short term investments as reported in the Company’s audited consolidated balance sheets as of December 31, 2022, 2021, and 2020.

Company Selected Measure Name				Cash Balance
Named Executive Officers, Footnote [Text Block]	James A. Blome served as our principal executive officer (“PEO”) for all of 2020 and from January 1, 2021 through February 18, 2021. Yves Ribeill served as our PEO from February 19, 2021 until July 26, 2021. Michael Carr served as our PEO from July 27, 2021 through December 31, 2021 and for all of 2022. For 2020, our non-PEO
named executive officers (“NEOs”) included William Koschak and Travis Frey. For 2021, our non-PEO
NEOs included William Koschak and Debra Frimerman. For 2022, our non-PEO
				NEOs included William Koschak, Travis Frey and Debra Frimerman.
Peer Group Issuers, Footnote [Text Block]	For each of 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019, assuming dividend reinvestment. For purposes of this pay versus performance disclosure, our peer group is the Russell 2000 Index (the “Peer Group”).
				Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Adjustment To PEO Compensation, Footnote [Text Block]

Michael Carr	2022	2021
Summary Compensation Table Total for PEO (column (b-1))	$1,514,006	$2,533,914
- SCT “Stock Awards” column value	$(495,923)	$(1,346,500)
- SCT “Option Awards” column value	$(474,522)	$(503,306)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$93,977	$1,057,766
- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(841,789)	$—
- vesting date fair value of equity awards granted and vested in the covered year	$—	$—
- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(118,423)	$—
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—
Compensation Actually Paid to Michael Carr (column (c-1))	$(322,674)	$1,741,874

Yves Ribeill	2021
Summary Compensation Table Total for PEO (column (b-2))	$594,230
- SCT “Stock Awards” column value	$(515,077)
- SCT “Option Awards” column value	$(29,153)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$200,668
- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(28,762)
+ vesting date fair value of equity awards granted and vested in the covered year	$122,231
- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(3,190)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—
Compensation Actually Paid to Yves Ribeill (column (c-2))	$340,947

James A. Blome	2021	2020
Summary Compensation Table Total for PEO (column (b-3))	$670,298	$1,455,288
- SCT “Stock Awards” column value	$—	$—
- SCT “Option Awards” column value	$—	$(543,609)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$—	$463,750
- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$—	$(987,708)
+ vesting date fair value of equity awards granted and vested in the covered year	$—	$—
- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$—	$(154,343)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(1,703,557)	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—
Compensation Actually Paid to James Blome (column (c-3))	$(1,033,259)	$233,378

Non-PEO NEO Average Total Compensation Amount				$ 856,101	$ 636,031	$ 749,213
Non-PEO NEO Average Compensation Actually Paid Amount				$ 157,879	168,800	409,943
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

AVERAGE FOR NON-PEO NEOS	2022	2021	2020
Average SCT Total for Non-PEO NEOs	$856,101	$636,031	$749,213
- SCT “Stock Awards” column value	$(278,855)	$(148,925)	$—
- SCT “Option Awards” column value	$(242,053)	$(147,417)	$(295,102)
+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$50,806	$66,965	$251,750
- year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(110,790)	$(263,461)	$(275,923)
+ vesting date fair value of equity awards granted and vested in the covered year	$—	$—	$—
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(59,088)	$25,607	$(19,995)
- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(58,242)	$—	$—
+ dollar value of dividends/earnings paid on equity awards in the covered year	$—	$—	$—
+ excess fair value for equity award modifications	$—	$—	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$157,879	$168,800	$409,943

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List
The following table lists the three financial and
non-financial
performance measures that we believe represent the most important performance measures we use to link compensation actually paid to our NEOs for fiscal 2022 to our performance:

Cash Balance
Innovation
Collaboration
For additional details about the performance measures, see the section entitled “Executive Compensation — Elements of Compensation” of this proxy statement.

Total Shareholder Return Amount				$ 2.11	30.39	60.2
Peer Group Total Shareholder Return Amount				105.56	134.57	118.36
Net Income (Loss)				$ (16,891,000)	$ (29,199,000)	$ (44,836,000)
Company Selected Measure Amount				3,526,000	14,421,000	29,987,000
PEO Name	James A. Blome	Michael Carr	Yves Ribeill	Michael Carr		James A. Blome
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Cash Balance
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Innovation
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Collaboration
James A. Blome [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					$ 670,298	$ 1,455,288
PEO Actually Paid Compensation Amount					(1,033,259)	233,378
James A. Blome [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(543,609)
James A. Blome [Member] | YearEnd Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						463,750
James A. Blome [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(987,708)
James A. Blome [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						(154,343)
James A. Blome [Member] | Fair Value as of PriorYear End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,703,557)
Yves Ribeill [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					594,230
PEO Actually Paid Compensation Amount					340,947
Yves Ribeill [Member] | SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(515,077)
Yves Ribeill [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(29,153)
Yves Ribeill [Member] | YearEnd Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					200,668
Yves Ribeill [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(28,762)
Yves Ribeill [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in the Covered year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					122,231
Yves Ribeill [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(3,190)
Michael Carr [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 1,514,006	2,533,914
PEO Actually Paid Compensation Amount				(322,674)	1,741,874
Michael Carr [Member] | SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(495,923)	(1,346,500)
Michael Carr [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(474,522)	(503,306)
Michael Carr [Member] | YearEnd Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				93,977	1,057,766
Michael Carr [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(841,789)
Michael Carr [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(118,423)
Non-PEO NEO [Member] | SCT Stock Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(278,855)	(148,925)
Non-PEO NEO [Member] | SCT Option Awards column value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(242,053)	(147,417)	(295,102)
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted in the Covered Year that are Outstanding and Unvested as of the Covered YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				50,806	66,965	251,750
Non-PEO NEO [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested as of the Covered YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(110,790)	(263,461)	(275,923)
Non-PEO NEO [Member] | YearoverYear Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(59,088)	$ 25,607	$ (19,995)
Non-PEO NEO [Member] | Fair Value as of PriorYear End of Equity Awards Granted in Prior Years that Failed to Vest in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (58,242)